Commitments and contingencies (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	¥ 64,986	$ 9,452
2020	30,904	4,495
2021	11,061	1,609
2022	744	108
2023 and thereafter	255	37
Total	¥ 107,950	$ 15,701